Document and Entity Information	12 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Sep. 28, 2012
Document Effective Date	Sep. 30, 2012
Prospectus Date	Sep. 30, 2012